Acquisition of Businesses (Schedule of Non-Significant Acquisitions) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 7,078	$ 7,119
Franchised Restaurants [Member]
Business Acquisition [Line Items]
Property and equipment	429	0	$ 936
Identifiable intangible assets	5,346	0	853
Goodwill	200	0	1,621
Assumed debt	0	0	(206)
Gain on purchase of franchised restaurants	(4,808)	0	0
Purchase price	1,167	0	3,204
Restaurants sold in exchange	(261)	0	0
Settlement of franchise receivables	(36)	0	(2,113)
Net cash paid at acquisition date	$ 870	$ 0	$ 1,091